Cover Page	May 13, 2020
Cover page.
Document Type	8-K
Document Period End Date	May 13, 2020
Entity Registrant Name	DENNY’S CORPORATION
Entity Central Index Key	0000852772
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-18051
Entity Tax Identification Number	13-3487402
Entity Address, Address Line One	203 East Main Street
Entity Address, City or Town	Spartanburg
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29319-0001
City Area Code	864
Local Phone Number	597-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	$.01 Par Value, Common Stock
Trading Symbol	DENN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false